Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
New and amended IFRSs in issue but not yet effective	New and amended IFRSs in issue but not yet effective

New IFRSs	Effective Date Announced by IASB
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture” (Note ii)	To be determined by IASB
IFRS 17 “Insurance Contracts” (Note i)	January 1, 2023
Amendments to IFRS 17 (Note i)	January 1, 2023
Amendments to IFRS 17 “Initial Application of IFRS 17 and IFRS 9 - Comparative Information” (Note i)	January 1, 2023
Amendments to IAS 1 “Disclosure of Accounting Policies” (Note ii)	January 1, 2023
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current” (Note ii)	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants” (Note ii)	January 1, 2024
Amendments to IAS 8 “Definition of Accounting Estimates” (Note ii)	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction” (Note i)	January 1, 2023
Amendments to IFRS 16 "Lease Liability in a Sale and Leaseback" (Note i)	January 1, 2024

Schedule of interest in subsidiaries
Information about the composition of the Company at the end of the reporting period is as follows:

			% of Ownership
			December 31
Investor	Investee	Principal Activities	2022	2021
Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100	100
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100	100
	Gogoro Europe B.V. (Note i)	Holding company	100	100
	Gogoro Network Pte. Ltd.	Holding company	100	100
	GoShare Pte. Ltd.	Holding company	100	100
	Starship Merger Sub II Limited (Note ii)	Holding company	100	100
	Gogoro Singapore Holding Pte. Ltd. (Note v)	Holding company	—	100
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provision of after-sale services	100	100
	GoPocket Taiwan Limited	Issuance of reward points	100	100
	Gogoro Singapore Holding Pte. Ltd. (Note v)	Holding company	100	—
GoShare Pte. Ltd.	GoShare Taiwan Limited	Provision of electric scooters free float sharing services	100	100
Gogoro Network Pte. Ltd.	Gogoro B.V.	Holding company	100	100
	Gogoro Network B.V.	Holding company	100	100
	Rui Li Trading (Shanghai) Limited (Note iv)	Holding company	—	—
	Gogoro India Private Limited (Note vi)	Manufacture and sale of electric scooters and related products and provision of after-sale services	100	—
Gogoro Singapore Holding Pte. Ltd. (Note v)	Gogoro Europe Sales and Services B.V.	Sale of electric scooters and related products	100	100
	Rui Yi Trading (Shanghai) Limited (Note iii)	Holding company	100	—
i.Gogoro Europe B.V. was approved to dissolve its business in November 2020. As of December 31, 2022, the liquidation of Gogoro Europe B.V. was in process. The liquidation was subsequently completed on February 1, 2023.
ii.Starship Merger Sub II Limited was incorporated as an exempted company with limited liability under the laws of Cayman Islands in August 2021.
iii.Rui Yi Trading (Shanghai) Limited had no paid-in capital as of December 31, 2021.
iv.Rui Li Trading (Shanghai) Limited had no paid-in capital as of December 31, 2022 and 2021.
v.Gogoro Singapore Holding Pte. Ltd. was acquired as a wholly-owned subsidiary by Gogoro Taiwan Limited from Gogoro Inc. in May 2022.
vi.Gogoro India Private Limited was incorporated as a company limited by shares under the laws of India in September 2022.